Investment Objectives and Goals - Amplify HYG High Yield 10% Target Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY HYG HIGH YIELD 10% TARGET INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify HYG High Yield 10% Target Income ETF seeks investment results that generally correlate to the performance (before fees and expenses) of the Bloomberg U.S. High Yield Corporate Bond 10% Income Covered Call Index (the “Index”).